Notes Payable, Related Parties (Narrative) (FY) (Details) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 10, 2019	Jan. 30, 2019	Jun. 26, 2018	Jan. 02, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Notes Payable [Abstract]
Increase in related party interest rate in event of default occurs	5.00%	5.00%	5.00%							5.00%
Notes payable, related party principal					$ 5,372,743		$ 5,372,743		$ 5,372,743	$ 5,372,743
Notes payable, related party debt discount									0
Notes payable, related party accrued interest					2,229,713		2,229,713		1,859,977	1,171,782
Notes payable, related party interest expense					$ 187,172	$ 112,984	$ 369,736	$ 332,671	$ 688,195	$ 787,586
Notes Payable | HealthTronics, Inc.
Notes Payable [Abstract]
Notes payable, related party interest rate									8.00%
Increase in related party interest rate in event of default occurs									2.00%
Related party, accrued interest rate				10.00%
Proceeds from related parties through issuance or sale of equity securities									20.00%